WARRANT LIABILITY (Details) - Redeemable warrants - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 0.01	$ 0.01
Threshold issue price per share	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days determining volume weighted average price	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)	180	180
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Threshold period for filling registration statement after business combination	20 days	20 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Redemption period	30 days	30 days
Threshold business days before sending notice of redemption to warrant holders	3 days	3 days